Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,575,000.00
Previously Paid Amount	0.00
Total Fee Amount	355.61
Total Offset Amount	0.00
Net Fee	355.61
Narrative - Max Aggregate Offering Price	$ 2,575,000.00
Final Prospectus	true